Net loss per common unit	12 Months Ended
Dec. 31, 2021
Rubicon Technologies L L C [Member] | Rubicon [Member]
Net loss per common unit

Note 12—Net loss per common unit

The following table sets forth the calculation of basic and diluted net loss per common unit during the periods presented:

	Year ended December 31,
	2021	2020
Net loss attributable to common unit holders (in thousands)	$(73,151)	$(58,583)
Weighted-average units used in computing net loss per common unit, basic and diluted	33,048,809	32,426,264
Net loss per common unit, basic and diluted	$(2.21)	$(1.81)

Incentive units described in Note 10 do not participate in losses and have been excluded from the net loss per common unit.

Due to their anti-dilutive effect, the warrants described in Note 9 have been excluded from diluted net loss per common unit.